BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
SCHEDULE OF CASH AND CASH EQUIVALENTS
	June 30, 2024	December 31, 2023
Total cash in excess of FDIC limits of $250,000	$-	$161,644

	December 31, 2023	December 31, 2022
Total cash in excess of FDIC limits of $250,000	$161,644	$949,677

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following:

	June 30, 2024	December 31, 2023
Displays	$312,146	$312,146
Building	-	575,000
Furniture and fixtures	511,832	505,436
Leasehold improvements	1,959,553	1,925,385
Computer hardware & equipment	188,131	141,682
Other	710,683	680,718
	3,682,345	4,140,367
Less: accumulated depreciation and amortization	(1,697,406)	(1,463,728)
Total property, plant, and equipment	$1,984,939	$2,676,639

Property, plant, and equipment consist of the following:

	December 31, 2023	December 31, 2022
Displays	$312,146	$312,146
Building	575,000	575,000
Furniture and fixtures	505,436	469,338
Leasehold improvements	1,925,385	1,910,719
Computer hardware & equipment	141,682	114,525
Other	680,718	579,547
	4,140,367	3,961,275
Less: accumulated depreciation and amortization	(1,463,728)	(925,428)
Total property, plant, and equipment	$2,676,639	$3,035,847

Greens Natural Foods, Inc. [Member]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is comprised of the following at September 30, 2022, and estimated useful lives of the related assets are as follows:

		Years
Vehicles	$46,256	5-7
Leasehold improvements	1,988,570	15
Furniture and fixtures	1,732,154	7
Office equipment	50,708	5-7
Machinery and equipment	2,227,571	5-7
Total	6,045,259
Accumulated depreciation	(4,033,117)
	$2,012,142